Exhibit 99.10 Schedule 2

Rating Agency Grades Detail Report
3265_PRPM 2025-NQM4_FINAL
Run Date - 8/19/2025 14:30:00 PM

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
1082772			B	B	A	A	A	A	B	B	Closed	FVAL9739	xx	xx	Waived	2 - Non-Material	B	B	Property	Appraisal	Property/Appraisal General	Waived-property is assisted living, normal SFR, great property, However exception document in page 243 of Credit Package.pdf - Due Diligence Vendor-10/21/2024		Waived-property is assisted living, normal SFR, great property, However exception document in page 243 of Credit Package.pdf - Due Diligence Vendor-10/21/2024		No credit events past 40 months-No Credit Events such as Bankruptcy, Foreclosure, Short-Sale, Deed-in-Lieu and Loan Modification in File No mortgage late payments in the last 24 months-No Consumer late payments in CBR Page #148 of Credit Package.pdf LTV 10% below maximum - Calculated LTV 58.14% and Maximum LTV 80% with difference 21.86		ATR/QM: Exempt	ATR/QM: Exempt	xx	FL	Investment	Refinance	Cash Out - Other	Originator Pre-Close	Yes	2643623